Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2014
Basic and diluted earnings per share [Abstract]
Basic and diluted earnings per share
16	Basic and diluted earnings per share

The Company is authorized to issue up to 4,000,000,000 Class A ordinary shares and up to 1,000,000,000 Class B ordinary shares, both with par value of HK$0.001 per share. Each Class A ordinary share is entitled to one vote while each Class B ordinary share is entitled to five votes. Both Class A and Class B ordinary shares are entitled to receive dividends whenever funds are legally available and declared by the Board of Directors of the Company. Holders of Class A ordinary shares and holders of Class B ordinary shares have the same rights and liquidation preferences, except for voting rights. Accordingly, their earnings per share are the same. As of December 31, 2014, there were 88,181,846 Class A ordinary shares and 29,119,907 Class B ordinary shares issued and outstanding. The Company refers to Class A and Class B ordinary shares as ordinary shares throughout the notes to these financial statements, unless otherwise noted.

The following table sets forth the computation of basic and diluted earnings per share:

	Years Ended December 31,
	2012	2013	2014
Basic earnings per share:
Numerator
Net income attributable to Mindray shareholders	$180,209	$224,754	$193,292

Denominator
Weighted-average ordinary shares outstanding, basic	116,749,213	117,705,414	117,057,116

Basic earnings per share	$1.54	$1.91	$1.65
Diluted earnings per share:
Numerator
Net income attributable to Mindray shareholders	$180,209	$224,754	$193,292

Denominator
Weighted-average ordinary shares outstanding, basic	116,749,213	117,705,414	117,057,116
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	3,065,791	2,346,221	1,355,344
Weighted-average ordinary shares outstanding, diluted	119,815,004	120,051,635	118,412,460

Diluted earnings per share	$1.50	$1.87	$1.63

Share options with anti-dilutive effect were excluded in the computation of diluted earnings per share. As of December 31, 2012, 2013 and 2014, the number of ordinary shares to be purchased under those share options with anti-dilutive effect were 38,807, nil, and 16,307, respectively.